UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN COMMON STOCK FUND, INC.
Schedule of Investments (Unaudited)
March 31, 2005

	Shares, Shares Subject to Put/Call, Warrants or Principal Amount		Value
Common Stocks and Warrants 98.7%
Aerospace and Defense 1.7%
General Dynamics	16,500	shs.	$1,766,325
Honeywell International	82,700		3,077,267
			4,843,592

Air Freight and Logistics 0.5%
FedEx	13,800		1,296,510

Beverages 2.6%
Coca-Cola	99,100		4,129,497
PepsiCo	60,600		3,213,618
			7,343,115

Biotechnology 1.8%
Amgen*	32,200		1,873,074
Gilead Sciences*	23,400		837,603
Pharmion*	80,000		2,318,800
			5,029,477

Building Products 0.5%
Masco	41,000		1,421,470

Capital Markets 2.3%
Bank of New York	44,200		1,284,010
Goldman Sachs Group	19,720		2,169,003
Merrill Lynch	38,100		2,156,460
Morgan Stanley	14,730		843,293
			6,452,766

Chemicals 1.8%
Dow Chemical	49,500		2,467,575
Praxair	52,700		2,522,222
			4,989,797

Commercial Banks 3.4%
Bank of America	77,860		3,433,626
Fifth Third Bancorp	31,000		1,332,535
Wachovia	70,340		3,581,009
Wells Fargo	21,400		1,279,720
			9,626,890

Commercial Services and Supplies 2.3%
Cendant	86,400		1,774,656
ServiceMaster	169,600		2,289,600
Waste Management	87,300		2,518,605
			6,582,861

Communications Equipment 5.0%
Cisco Systems*	273,260		4,895,453
Lucent Technologies*	615,500		1,692,625
Lucent Technologies*	18,325	wts.	12,369
Nokia (ADR)	224,500	shs.	3,464,035
Nortel Networks*	659,500		1,800,435
QUALCOMM	62,300		2,282,360
			14,147,277

Computers and Peripherals 3.5%
Dell*	28,440		1,092,807
EMC*	213,700		2,632,784
Hewlett-Packard	98,410		2,159,115
International Business Machines	44,270		4,045,393
			9,930,099

Consumer Finance 1.0%
American Express	55,180		2,834,597

Containers and Packaging 0.7%
Smurfit-Stone Container*	120,100		1,857,347

Diversified Financial Services 4.3%
CIT Group	35,400		1,345,200
Citigroup	189,326		8,508,310
J.P. Morgan Chase	64,650		2,236,890
			12,090,400

Diversified Telecommunication Services 2.5%
Citizen Communications	143,800		1,860,772
SBC Communications	46,800		1,108,692
Sprint (FON Group)	93,900		2,136,225
Verizon Communications	57,300		2,034,150
			7,139,839

Electric Utilities 0.6%
PPL	30,900		1,668,291

Electronic Equipment and Instruments 0.7%
Jabil Circuit*	68,770		1,961,320

Energy Equipment and Services 0.5%
Noble*	25,600	(1)	1,438,976

Food and Staples Retailing 3.4%
Kroger*	125,800		2,016,574
Sysco	39,600		1,417,680
Wal-Mart Stores	121,970		6,111,917
			9,546,171

Food Products 0.7%
Dean Foods*	58,200		1,996,260

Health Care Equipment and Supplies 1.2%
Boston Scientific*	47,400		1,388,346
Medtronic	38,300		1,951,385
			3,339,731
Health Care Providers and Services 0.6%
WellPoint*	13,100		1,642,085

Hotels, Restaurants and Leisure 1.2%
Applebee's International	58,500		1,610,797
Marriott International (Class A)	25,200		1,684,872
			3,295,669

Household Products 1.6%
Colgate-Palmolive	47,900		2,498,943
Procter & Gamble	38,640		2,047,920
			4,546,863
Index Derivatives 0.8%
iShares DJ Select Dividend Index Fund	37,100		2,219,693

Industrial Conglomerates 5.8%
General Electric	309,210		11,150,113
Tyco International	151,150		5,108,870
			16,258,983

Insurance 3.7%
American International Group	81,500		4,515,915
Hartford Financial Services Group	18,530		1,270,417
PartnerRe	18,500		1,195,100
Prudential Financial	60,500		3,472,700
			10,454,132

Internet and Catalog Retail 0.6%
eBay*	45,520		1,695,848

Internet Software and Services 2.0%
Ask Jeeves*	55,900		1,568,554
Symantec*	119,000		2,541,840
Yahoo!*	45,000		1,527,975
			5,638,369

Machinery 1.8%
Deere	23,200		1,557,416
Illinois Tool Works	39,760		3,559,713
			5,117,129

Media 5.5%
Clear Channel Communications*	97,000		3,343,590
Comcast (Class A)*	69,100		2,330,052
News Corp. (Class A)	87,600		1,482,192
Time Warner*	260,900		4,578,795
Tribune	38,200		1,523,034
Univision Communications (Class A)*	79,800		2,209,662
			15,467,325

Metals and Mining 1.9%
Alcoa	114,000		3,464,460
Freeport-McMoRan Copper & Gold (Class B)	49,500		1,960,695
			5,425,155

Multi-Line Retail 0.7%
May Department Stores	57,000		2,110,140

Multi-Utilities and Unregulated Power 0.5%
Duke Energy	53,700		1,504,137

Oil and Gas 4.3%
BP (ADR)	28,500		1,778,400
ChevronTexaco	19,700	(1)	1,148,707
Exxon Mobil	153,730	(2)	9,162,308
			12,089,415

Paper and Forest Products 0.6%
Weyerhaeuser	25,320		1,734,420

Personal Products 0.4%
Gillette	24,200		1,221,616

Pharmaceuticals 9.4%
Andrx*	130,000		2,948,400
Forest Laboratories*	57,300		2,117,235
Johnson & Johnson	63,650		4,274,734
Eli Lilly	43,400		2,261,140
Merck	58,600		1,896,882
Novartis (ADR)	61,200		2,862,936
Pfizer	284,338		7,469,559
Wyeth	66,100		2,788,098
			26,618,984

Semiconductors and Semiconductor Equipment 3.0%
Applied Materials*	88,700		1,441,819
Broadcom (Class A)*	48,500		1,454,757
Intel	233,360		5,420,953
			8,317,529

Software 5.5%
Check Point Software Technologies*	60,800		1,320,880
Computer Associates International	97,900		2,653,090
Microsoft	348,700		8,426,335
Novell*	362,900		2,161,069
Oracle*	70,300		876,993
			15,438,367

Specialty Retail 1.8%
Advance Auto Parts*	28,900		1,458,005
Gap	83,100		1,814,904
Michaels Stores	50,860		1,846,218
			5,119,127

Thrifts and Mortgage Finance 1.6%
Fannie Mae	48,800		2,657,160
Freddie Mac	30,900		1,952,880
			4,610,040

Tobacco 2.5%
Altria Group	106,000		6,931,340

Wireless Telecommunication Services 1.9%
American Tower (Class A)*	83,600		1,524,028
Crown Castle International*	238,400		3,828,704
			5,352,732

Total Common Stocks and Warrants			278,345,884

Put Options* 0.1%
Energy Equipment and Services 0.0%
Noble, expiring June 2005 at $55	256,000		72,320

Oil and Gas 0.1%
ChevronTexaco, expiring June 2005 at $55	9,900		12,870
ChevronTexaco, expiring June 2005 at $60	9,800		34,300
Exxon Mobil, expiring July 2005 at $55	38,400		42,240
Exxon Mobil, expiring July 2005 at $60	38,400		115,200
			204,610
Total Put Options			276,930

Fixed Time Deposits 1.0%
BNP Paribas, Grand Cayman, 2.86%, 4/1/2005	$2,865,000		2,865,000

Total Investments 99.8%			281,487,814

Call Options Written 0.0%
ChevronTexaco, expiring June 2005 at $65	19,700	shs.	(10,835)
Exxon Mobil, expiring July 2005 at $65	38,400		(44,160)
Exxon Mobil, expiring July 2005 at $70	38,400		(17,280)
Noble expiring June 2005 at $60	12,800		(26,240)
Noble, expiring June 2005 at $60	12,800		(11,840)
Total Call Options Written			(110,355)

Other Assets Less Other Liabilities 0.2%			564,684

Net Assets 100.0%			$281,942,143

_____________________
*	Non-income producing security.
ADR -	American Depositary Receipt.
(1)	All shares subject to call.
(2)	76,800 shares subject to call.

Tax Information - The cost of investments for federal income tax purposes was $258,565,367. The tax basis gross appreciation and depreciation of portfolio securities were $33,836,280, and $10,913,833, respectively. Net unrealized appreciation was $22,922,447.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer vaild or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2005

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Common Stock Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Common Stock Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer